SEGMENT INFORMATION (Details) - segment	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
SEGMENT INFORMATION
Number of reportable segment	1		1
HCM II ACQUISITION CORP
SEGMENT INFORMATION
Segment measure description	The Company’s CODM has been identified as the Chief Financial Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefFinancialOfficerMember
Number of reportable segment	1	1